united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

Rich Malinowski

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 6/30

Date of reporting period: 3/31/18

Item 1. Schedule of Investments.

Quantified Managed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018
Shares		Value
	COMMON STOCK - 19.5%
	CHEMICALS - 1.8%
12,988	Monsanto Co.	$1,515,570

	COMPUTERS - 2.0%
24,814	MAXIMUS, Inc.	1,656,086

	COSMETICS/PERSONAL CARE - 1.9%
20,164	Procter & Gamble Co.	1,598,602

	ENVIRONMENTAL CONTROL - 2.0%
19,392	Waste Management, Inc.	1,631,255

	FOOD - 2.0%
46,097	Conagra Brands, Inc.	1,700,057

	MEDIA - 1.9%
25,451	John Wiley & Sons, Inc.	1,621,229

	REITS - 1.9%
86,647	Apollo Commercial Real Estate Finance, Inc.	1,557,913

	RETAIL - 2.0%
28,371	Starbucks Corp.	1,642,397

	SOFTWARE - 4.0%
15,333	Broadridge Financial Solutions, Inc.	1,681,877
13,356	Jack Henry & Associates, Inc.	1,615,408
		3,297,285

	TOTAL COMMON STOCK (Cost - $16,404,487)	16,220,394

	EXCHANGE TRADED FUNDS - 74.8%
	DEBT FUNDS - 66.0%
226,619	iShares Floating Rate Bond ETF	11,541,706
27,920	iShares iBoxx $ High Yield Corporate Bond ETF	2,391,069
14,202	iShares JP Morgan USD Emerging Markets Bond ETF	1,602,270
8,280	iShares TIPS Bond ETF	936,054
70,816	JPMorgan Global Bond Opportunities ETF	3,566,301
8,282	PIMCO 0-5 Year High Yield Corporate Bond Index	825,384
128,571	PowerShares Fundamental High Yield Corporate Bond	2,379,849
396,985	PowerShares Preferred Portfolio	5,795,981
640,178	PowerShares Senior Loan Portfolio	14,807,317
126,977	ProShares Short 20+ Year Treasury *	2,882,378
52,214	SPDR Bloomberg Barclays Convertible Securities	2,697,375
88,698	SPDR Bloomberg Barclays High Yield Bond ETF	3,179,823
48,260	Xtrackers USD High Yield Corporate Bond ETF	2,389,835
		54,995,342
	EQUITY FUNDS - 8.8%
135,499	Arrow Dow Jones Global Yield ETF	2,317,033
10,885	iShares Select Dividend ETF	1,035,381
89,480	SPDR SSgA Income Allocation ETF	2,955,525
11,696	WisdomTree US LargeCap Dividend Fund	1,034,979
		7,342,918

	TOTAL EXCHANGE TRADED FUNDS (Cost - $62,832,101)	62,338,260

	SHORT-TERM INVESTMENTS - 5.6%
	MONEY MARKET FUNDS - 5.6%
2,333,741	Fidelity Investments Money Market Funds - Government Portfolio - Class I 1.49% (a)	2,333,741
2,333,742	First American Government Obligations Fund - Class Z 1.51% (a)	2,333,742
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,667,483)	4,667,483

	TOTAL INVESTMENTS - 99.9% (Cost - $83,904,071) (b)	$83,226,137
	OTHER ASSETS LESS OTHER LIABILITIES - 0.1%	131,642
	NET ASSETS - 100.0%	$83,357,779

*	Non-Income producing investment.
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities
(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2018.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $84,062,390 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$105,240
	Unrealized Depreciation:	(941,493)
	Net Unrealized Depreciation:	$(836,253)

	FUTURES CONTRACT
	OPEN LONG FUTURES CONTRACT
No. of Contracts	Name	Expiration	Notional Value at March 31, 2018	Unrealized Appreciation (1)
31	U.S. Ultra Bond	Jun-18	$4,974,570	$138,719

	(1) Amount subject to interest rate risk exposure.

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018
Shares		Value
	COMMON STOCK - 79.1%
	AEROSPACE & DEFENSE - 1.4%
340	Boeing Co.	$111,479
627	KLX, Inc.	44,555
		156,034
	AIRLINES - 1.1%
10,848	Avianca Holdings SA - ADR	91,883
398	United Continental Holdings, Inc. *	27,649
		119,532
	AUTO MANUFACTURERS - 1.3%
3,904	General Motors Co.	141,871

	AUTO PARTS & EQUIPMENT - 0.9%
413	Allison Transmission Holdings, Inc.	16,132
1,898	American Axle & Manufacturing Holdings, Inc. *	28,888
187	Aptiv PLC	15,889
1,278	Dana, Inc.	32,921
260	Delphi Technologies PLC	12,389
		106,219
	BANKS - 3.8%
772	Citizens Financial Group, Inc.	32,409
3,309	Columbia Banking System, Inc.	138,813
1,156	Comerica, Inc.	110,895
1,658	KeyCorp.	32,414
428	M&T Bank Corp.	78,906
525	Walker & Dunlop, Inc.	31,196
		424,633
	BIOTECHNOLOGY - 1.2%
1,852	Gilead Sciences, Inc.	139,622

	BUILDING MATERIALS - 1.2%
139	Lennox International, Inc.	28,407
4,983	PGT Innovations, Inc. *	92,933
147	Trex Co., Inc. *	15,989
		137,329
	CHEMICALS - 5.8%
420	Air Products & Chemicals, Inc.	66,793
2,727	CF Industries Holdings, Inc.	102,890
334	Chemours Co.	16,269
1,207	Ingevity Corp.	88,944
383	Koppers Holdings, Inc. *	15,741
1,481	LyondellBasell Industries NV	156,512
1,703	Methanex Corp.	103,287
913	Westlake Chemical Corp.	101,480
		651,916
	COMMERCIAL SERVICES - 4.8%
216	Deluxe Corp.	15,986
7,503	eHi Car Services Ltd. - ADR *	93,412
1,254	Hailiang Education Group, Inc. - ADR *	94,364
228	Insperity, Inc.	15,857
855	Korn/Ferry International	44,109
3,983	Nutrisystem, Inc.	107,342
292	PayPal Holdings, Inc.	22,154
83	S&P Global, Inc.	15,858
2,504	TAL Education Group - ADR	92,873
1,970	Travelport Worldwide Ltd.	32,190
		534,145
	COMPUTERS - 2.8%
1,409	Fortinet, Inc. *	75,494
595	MAXIMUS, Inc.	39,710
1,762	Seagate Technology PLC	103,112
2,082	WNS Holdings Ltd. - ADR *	94,377
		312,693
	COSMETICS/PERSONAL CARE - 0.4%
516	Procter & Gamble Co.	40,908

	DIVERSIFIED FINANCIAL SERVICES - 2.3%
1,301	Evercore, Inc.	113,447
91	Mastercard, Inc.	15,940
1,654	Santander Consumer USA Holdings, Inc.	26,960
1,740	TD Ameritrade Holding Corp.	103,060
		259,407

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018
Shares		Value
	COMMON STOCK - 79.1% (Continued)
	ELECTRIC - 2.4%
3,076	CMS Energy Corp.	$139,312
724	Entergy Corp.	57,037
2,449	NRG Energy, Inc.	74,768
		271,117
	ELECTRONICS - 2.3%
750	Avnet, Inc.	31,320
604	Coherent, Inc. *	113,190
1,182	Electro Scientific Industries, Inc. *	22,848
27	Mettler-Toledo International, Inc. *	15,526
1,442	National Instruments Corp.	72,922
		255,806
	ENERGY-ALTERNATE SOURCES - 0.2%
425	SolarEdge Technologies, Inc. *	22,355

	ENTERTAINMENT - 0.9%
413	Churchill Downs, Inc.	100,793

	FOOD - 0.9%
4,041	Pilgrim's Pride Corp. *	99,449

	GAS - 0.3%
607	National Fuel Gas Co.	31,230

	HEALTHCARE-PRODUCTS - 3.9%
77	ABIOMED, Inc. *	22,406
444	Globus Medical, Inc. *	22,120
458	IDEXX Laboratories, Inc. *	87,657
2,048	Lantheus Holdings, Inc. *	32,563
1,276	LivaNova PLC *	112,926
4,603	Meridian Bioscience, Inc.	65,363
871	Penumbra, Inc. *	100,731
		443,766
	INSURANCE - 3.0%
708	Aflac, Inc.	30,982
538	Everest Re Group Ltd.	138,169
2,385	First American Financial Corp.	139,952
199	Reinsurance Group of America, Inc.	30,646
		339,749
	INTERNET - 2.7%
1,096	51job, Inc. - ADR *	94,300
542	Shutterfly, Inc. *	44,037
340	Stamps.com, Inc. *	68,357
3,221	Twitter, Inc. *	93,441
		300,135
	IRON & STEEL - 2.3%
2534	Carpenter Technology Corp.	111,800
3928	Cleveland-Cliffs, Inc. *	27,300
802	Reliance Steel & Aluminum Co.	68,763
1,327	United States Steel Corp.	46,697
		254,560
	LEISURE TIME - 1.0%
936	Royal Caribbean Cruises Ltd.	110,205

	LODGING - 0.8%
2,311	ILG, Inc.	71,895
88	Wynn Resorts Ltd.	16,048
		87,943
	MACHINERY-DIVERSIFIED - 0.6%
476	IDEX Corp.	67,835

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018
Shares		Value
	COMMON STOCK - 79.1% (Continued)
	MEDIA - 2.2%
549	AMC Networks, Inc. *	$28,383
8,825	Pearson PLC - ADR	92,927
4,388	MSG Networks, Inc. *	99,169
328	Time Warner, Inc.	31,022
		251,501
	MINING - 2.2%
5,980	Freeport-McMoRan, Inc. *	105,069
30,347	Tahoe Resources, Inc.	142,327
		247,396
	MISCELLANEOUS MANUFACTURING - 0.3%
680	Lydall, Inc. *	32,810

	OIL & GAS - 4.0%
1,018	Carrizo Oil & Gas, Inc. *	16,288
967	Chevron Corp.	110,277
1,590	Continental Resources, Inc. *	93,731
1,583	Energen Corp. *	99,507
1,382	Marathon Petroleum Corp.	101,038
13,194	Northern Oil and Gas, Inc. *	26,124
		446,965
	PACKAGING & CONTAINERS - 0.1%
292	Berry Global Group, Inc. *	16,005

	PHARMACEUTICALS - 0.8%
282	Enanta Pharmaceuticals, Inc. *	22,817
4,598	Endo International PLC *	27,312
1,770	Mallinckrodt PLC *	25,630
192	Zoetis Inc	16,034
		91,793
	REITS - 2.7%
355	Alexandria Real Estate Equities, Inc.	44,336
2,158	Apollo Commercial Real Estate Finance, Inc.	38,801
1,343	ARMOUR Residential REIT, Inc.	31,265
1,596	CoreCivic, Inc.	31,154
1,125	National Retail Properties, Inc.	44,167
1,725	National Storage Affiliates Trust	43,263
5,274	New York Mortgage Trust, Inc.	31,275
699	Prologis, Inc.	44,030
		308,291
	RETAIL - 6.6%
3,877	Abercrombie & Fitch Co.	93,862
2,469	Barnes & Noble, Inc.	12,222
811	Cato Corp.	11,954
6,208	DSW, Inc.	139,432
1,201	Dillard's, Inc.	96,488
207	Dunkin' Brands Group, Inc.	12,356
71	Home Depot, Inc.	12,655
1,284	Kirkland's, Inc. *	12,442
8,746	Ruth's Hospitality Group, Inc.	213,840
681	Starbucks Corp.	39,423
2,516	Urban Outfitters, Inc. *	92,991
		737,665
	SEMICONDUCTORS - 6.3%
592	Applied Materials, Inc.	32,921
601	Broadcom Ltd.	141,626
1,315	Cabot Microelectronics Corp.	140,850
1,665	Micron Technology, Inc. *	86,813
796	MKS Instruments, Inc.	92,057
402	NVIDIA Corp.	93,099
5,934	Ultra Clean Holdings, Inc. *	114,230
		701,596
	SOFTWARE - 3.5%
1,027	Activision Blizzard, Inc.	69,281
313	Adobe Systems, Inc. *	67,633
367	Broadridge Financial Solutions, Inc.	40,256
320	Jack Henry & Associates, Inc.	38,704
102	MSCI, Inc.	15,246
724	Paychex, Inc.	44,591
1,093	Paycom Software, Inc. *	117,377
		393,088

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018
Shares		Value
	COMMON STOCK - 79.1% (Continued)
	TELECOMMUNICATIONS - 1.7%
2,456	Chunghwa Telecom Co. Ltd. - ADR	$95,440
3,668	NTT DOCOMO, Inc. - ADR	93,791
		189,231
	TRANSPORTATION - 0.4%
451	Ryder System, Inc.	32,828
120	United Parcel Service, Inc.	12,559
		45,387

	TOTAL COMMON STOCK (Cost - $8,959,583)	8,870,980

	EXCHANGE TRADED FUNDS - 15.0%
	EQUITY FUNDS - 15.0%
24,203	iShares MSCI Emerging Markets ETF	1,168,521
2,149	ProShares Ultra QQQ	163,754
5,122	ProShares Ultra Russell2000	355,210
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,710,446)	1,687,485

	SHORT-TERM INVESTMENTS - 4.3%
	MONEY MARKET FUNDS - 4.3%
239,960	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.49% (a)	239,960
239,960	First American Government Obligations Fund - Class Z 1.51% (a)	239,960
	TOTAL SHORT-TERM INVESTMENTS (Cost - $479,920)	479,920

	TOTAL INVESTMENTS - 98.4% (Cost - $11,149,949) (b)	$11,038,385
	OTHER ASSETS LESS LIABILITIES - 1.6%	181,217
	NET ASSETS - 100.0%	$11,219,602

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
*	Non-Income producing investment
(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2018
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,158,486 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$106,087
	Unrealized Depreciation:	(226,188)
	Net Unrealized Depreciation:	$(120,101)

	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS

No. of Contracts	Name	Expiration	Notional Value at March 31, 2018	Unrealized Appreciation/Depreciation
1	S&P 500 Emini	June-18	$132,150	$1,587
1	Nasdaq 100 E-mini	June-18	131,880	(3,460)
				$(1,873)

Quantified Market Leaders Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018
Shares		Value
	EXCHANGE TRADED FUNDS - 89.8%
	EQUITY FUNDS - 89.8%
22,417	iShares MSCI Emerging Markets ETF	$1,082,293
48,667	iShares PHLX Semiconductor ETF	8,762,493
134,484	iShares Russell 1000 Growth ETF	18,301,927
61,494	iShares U.S. Technology ETF	10,343,906
202,583	PowerShares KBW Bank Portfolio	11,133,962
25,332	VanEck Vectors Semiconductor ETF	2,641,621
	TOTAL EXCHANGE TRADED FUNDS (Cost - $52,203,387)	52,266,202

	SHORT-TERM INVESTMENTS - 0.6%
	MONEY MARKET FUNDS - 0.6%
170,152	Fidelity Investments Money Market Funds - Government Portfolio - Class I 1.49% (a)	170,152
170,153	First American Government Obligations Fund - Class Z 1.51% (a)	170,153
	TOTAL SHORT-TERM INVESTMENTS (Cost - $340,305)	340,305

	TOTAL INVESTMENTS - 90.4% (Cost - $52,543,692) (b)	$52,606,507
	OTHER ASSETS LESS LIABILITIES - 9.6%	5,585,766
	NET ASSETS - 100.0%	$58,192,273

ETF	Exchange Traded Fund
(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2018
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $52,543,692 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$488,387
	Unrealized Depreciation:	(425,572)
	Net Unrealized Appreciation:	$62,815

TOTAL RETURN SWAPS
Reference Entity	Number of Shares	Notional Amount at March 31, 2018	Interest Rate Payable (1)	Termination Date	Counter Party	Unrealized Appreciation (2)
iShares Russell 2000 Growth ETF	80,726	$15,383,954	1-Mth USD_LIBOR plus 30 bp	1/11/2019	Credit Suisse	$283,913
iShares Russell Mid Cap Growth ETF	82,465	10,139,072	1-Mth USD_LIBOR plus 30 bp	1/11/2019	Credit Suisse	63,452
iShares U.S. Technology ETF	6,246	1,050,640	1-Mth USD_LIBOR plus 30 bp	1/11/2019	Credit Suisse	13,692
Total						$361,057

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
(2)	Amount subject to equity risk exposure.
LIBOR -	London Interbank Offered Rate

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018
Shares		Value
	OPEN-END MUTUAL FUNDS - 7.1%
	ASSET ALLOCATION FUNDS - 3.0%
27,043	Balter European L/S Small Cap Fund - Institutional Class	$303,228

	EQUITY FUNDS - 4.1%
11,468	ACM Dynamic Opportunity Fund - Class A*	206,309
13,724	Bridgeway Managed Volatility Fund	212,173
		418,482

	TOTAL OPEN-END MUTUAL FUNDS (Cost - $706,040)	721,710

	EXCHANGE TRADED FUNDS - 66.9%
	ALTERNATIVE FUNDS - 3.5%
5,129	First Trust Long/Short Equity ETF	199,550
5,053	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF *	154,015
		353,565
	EQUITY FUNDS - 63.4%
562	Direxion All Cap Insider Sentiment Shares	22,950
3,405	Financial Select Sector SPDR Fund	93,876
1,791	First Trust Dow Jones Internet Index Fund *	215,815
1,646	First Trust Industrials/Producer Durables AlphaDEX Fund	65,165
5,447	First Trust Materials AlphaDEX Fund	229,756
10,401	First Trust NASDAQ Clean Edge Green Energy Index Fund	203,028
1,473	First Trust Technology AlphaDEX Fund	81,044
5,482	FlexShares Global Upstream Natural Resources Index Fund	178,604
523	Guggenheim S&P Spin-Off ETF	27,902
1,739	Guggenheim Solar ETF	42,710
16,863	Horizons NASDAQ-100 Covered Call ETF	401,339
8,251	Horizons S&P 500 Covered Call ETF	397,451
358	Industrial Select Sector SPDR Fund	26,596
1,778	iShares Global Materials ETF	120,211
494	iShares MSCI Brazil ETF	22,171
2,129	iShares MSCI Malaysia ETF	76,942
757	iShares MSCI South Africa ETF	52,006
2,626	iShares MSCI Thailand ETF	261,812
245	iShares North American Tech ETF	43,960
694	iShares North American Tech-Multimedia Networking ETF	35,741
1,147	iShares North American Tech-Software ETF	194,646
637	iShares Transportation Average ETF	119,135
199	iShares U.S. Basic Materials ETF	19,120
298	iShares U.S. Financial Services ETF	39,026
762	iShares U.S. Aerospace & Defense ETF	150,846
1,945	iShares U.S. Regional Banks ETF	97,970
762	PowerShares Aerospace & Defense Portfolio	43,266
684	PowerShares DWA Basic Materials Momentum Portfolio	45,158
3,679	PowerShares DWA Technology Momentum Portfolio	210,659
18,475	Powershares Global Clean Energy Portfolio	238,047
8,519	Powershares WilderHill Clean Energy Portfolio	212,975
3,116	ProShares UltraShort Basic Materials *	44,929
600	ProShares UltraShort Financials *	12,468
2,991	SPDR S&P Bank ETF	143,239
2,197	SPDR S&P Global Natural Resources ETF	106,291
2,007	SPDR S&P Insurance ETF	62,257
3,005	SPDR S&P Regional Banking ETF	181,472
7,735	SPDR SSgA Global Allocation ETF	294,858
3,899	SPDR SSgA Multi-Asset Real Return ETF	101,218
6,686	VanEck Vectors Agribusiness ETF	413,312
8,258	VanEck Vectors Egypt Index ETF	322,227
480	VanEck Vectors Global Alternative Energry ETF	28,983
483	VanEck Vectors Semiconductor ETF	50,367
7,931	VanEck Vectors Vietnam ETF	155,130
785	Vanguard Financials ETF	54,534
328	Vanguard Materials ETF	42,279
14,554	Wisdomtree CBOE S&P 500 PutWrite Strategy Fund	411,005
		6,394,496

	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,852,151)	6,748,061

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018
Shares		Value
	SHORT-TERM INVESTMENTS - 24.4%
	MONEY MARKET FUNDS - 24.4%
1,229,346	Fidelity Investments Money Market Funds - Government Portfolio - Class I 1.49% (a)	$1,229,346
1,229,347	First American Government Obligations Fund - Class Z 1.51% (a)	1,229,347
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,458,693)	2,458,693

	TOTAL INVESTMENTS - 98.4% (Cost - $10,016,884) (b)	$9,928,464
	OTHER ASSETS LESS LIABILITIES - 1.6%	161,513
	NET ASSETS - 100.0%	$10,089,977

*	Non-Income producing investment
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2018
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $10,023,216 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$48,171
	Unrealized Depreciation:	(142,923)
	Net Unrealized Depreciation:	$(94,752)

	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS
No. of Contracts	Name	Expiration	Notional Value at March 31, 2018	Unrealized Depreciation (1)
2	NASDAQ 100 E-Mini Future	June-18	$263,760	$(12,925)

	(1) Amount subject to equity risk exposure.

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018
Principal Amount ($)		Interest Rate (%)	Maturity	Value
	BONDS & NOTES - 43.4%
	AIRLINES - 1.0%
1,000,000	Southwest Airlines Co.	2.6500	11/5/2020	$990,108

	APPAREL - 1.0%
1,000,000	Ralph Lauren Corp.	2.1250	9/26/2018	997,904

	AUTO MANUFACTURERS - 0.5%
500,000	Ford Motor Credit Co. LLC	3.1570	8/4/2020	497,991

	BANKS - 12.1%
1,000,000	Bank of America Corp.	2.1510	11/9/2020	980,649
1,000,000	Bank of New York Mellon Corp.	2.2000	5/15/2019	996,280
1,000,000	Barclays Bank PLC	2.3750	10/27/2020	968,980
1,000,000	Capital One Financial Corp.	2.4500	4/24/2019	995,782
1,000,000	Citigroup, Inc.	2.5000	7/29/2019	996,256
500,000	Credit Suisse Group Funding Guernsey Ltd.	3.1250	12/10/2020	497,534
1,000,000	Goldman Sachs Group, Inc.	2.8750	2/25/2021	990,454
1,000,000	HSBC USA, Inc.	2.3500	3/5/2020	987,180
1,000,000	Huntington National Bank	2.2000	4/1/2019	993,339
1,000,000	Royal Bank of Canada	2.5000	1/19/2021	985,725
1,000,000	Skandinaviska Enskilda Banken AB	2.6250	3/15/2021	985,930
1,000,000	Toronto-Dominion Bank	2.0500	3/31/2021	987,539
1,000,000	Wells Fargo & Co.	2.5500	12/7/2020	983,178
				12,348,826
	BEVERAGES - 1.0%
1,000,000	Anheuser-Busch InBev Finance, Inc.	1.9000	2/1/2019	997,293

	COMMERCIAL SERVICES - 1.0%
1,000,000	Western Union Co.	3.6500	8/22/2018	1,003,595

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
1,000,000	Intercontinental Exchange, Inc.	2.7500	12/1/2020	1,016,429

	FOOD - 2.9%
1,000,000	General Mills, Inc.	2.2000	10/21/2019	986,721
1,000,000	Kellogg Co.	4.0000	12/15/2020	1,024,420
1,000,000	The Kroger Co.	3.3000	1/15/2021	1,005,078
				3,016,219
	HEALTHCARE - PRODUCTS - 1.9%
1,000,000	Abbot Laboratories	2.8000	9/15/2020	995,629
1,000,000	Zimmer Biomet Holdings, Inc.	2.7000	4/1/2020	989,619
				1,985,248
	HEALTHCARE - SERVICES - 2.9%
1,000,000	Aetna, Inc.	2.2000	3/15/2019	995,550
1,000,000	Quest Diagnostics, Inc.	2.5000	3/30/2020	992,317
1,000,000	UnitedHealth Group, Inc.	2.1250	3/15/2021	975,531
				2,963,398
	INSURANCE - 2.9%
1,000,000	American International Group, Inc.	3.3750	8/15/2020	1,004,938
1,000,000	Marsh & McLennan Cos, Inc.	2.5500	10/15/2018	1,000,095
1,000,000	Prudential Financial, Inc.	2.3500	8/15/2019	993,923
				2,998,956
	INTERNET - 1.0%
1,000,000	Baidu, Inc.	2.7500	6/9/2019	996,988

	LEISURE TIME - 1.0%
1,000,000	Carnival Corp.	3.9500	10/15/2020	1,025,637

	MACHINERY- CONSTRUCTION & MINING - 0.9%
1,000,000	Caterpillar Financial Services Corp.	2.5000	11/13/2020	989,485

	OFFICE/BUSINESS EQUIPMENT - 1.0%
1,000,000	Xerox Corp.	2.8000	5/15/2020	989,033

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018
Principal Amount ($)		Interest Rate (%)	Maturity	Value
	BONDS & NOTES - 43.4% (Continued)
	PHARMACEUTICALS - 4.9%
1,000,000	AbbVie, Inc.	1.8000	5/14/2018	$999,299
1,000,000	AbbVie, Inc.	2.3000	5/14/2021	975,526
1,000,000	AstraZeneca PLC	1.9500	9/18/2019	987,489
1,000,000	CVS Health Corp.	1.9000	7/20/2018	997,977
500,000	Mead Johnson Nutrition Co.	3.0000	11/15/2020	498,248
500,000	Medco Health Solutions, Inc.	4.1250	9/15/2020	510,338
				4,968,877
	RETAIL - 1.5%
500,000	Home Depot, Inc.	2.0000	4/1/2021	488,146
1,000,000	McDonald's Corp.	3.5000	7/15/2020	1,015,983
				1,504,129
	SEMICONDUCTORS - 2.0%
1,000,000	KLA-Tencor Corp.	3.3750	11/1/2019	1,007,866
1,000,000	Maxim Integrated Products, Inc.	2.5000	11/15/2018	998,841
				2,006,707
	SOVEREIGN - 1.0%
1,000,000	Export-Import Bank of Korea	4.0000	1/29/2021	1,021,157

	TELECOMMUNICATIONS - 1.9%
1,000,000	AT&T, Inc.	2.4500	6/30/2020	989,055
1,000,000	Verizon Communications, Inc.	2.6250	2/21/2020	995,742
				1,984,797

	TOTAL BONDS & NOTES (Cost - $44,794,322)			44,302,777

	CERTIFICATE OF DEPOSIT - 23.5%
	AUTO MANUFACTURERS - 2.0%
1,000,000	BMW Bank of North America	1.5000	6/18/2018	999,645
1,000,000	BMW Bank of North America	1.6000	1/22/2019	997,175
				1,996,820
	BANKS - 20.8%
1,000,000	Ally Bank	2.2000	12/28/2020	989,176
1,000,000	American Express Centurion Bank	2.0500	11/25/2019	992,147
1,000,000	Bar Harbor Bank & Trust	2.2000	12/29/2020	989,130
500,000	Barclays Bank Delaware	1.9500	10/26/2020	492,061
1,000,000	BNB Bank	2.0500	3/28/2019	999,967
500,000	Capital One NA	1.9500	9/28/2020	492,371
750,000	Chemical Bank/Midland MI	2.0000	3/22/2019	749,684
1,000,000	Comenity Capital Bank	1.6500	3/18/2021	978,968
500,000	Compass Bank	1.9000	2/15/2019	499,598
1,000,000	ConnectOne Bank	2.2000	12/28/2020	989,148
1,000,000	Discover Bank	1.9500	10/5/2020	984,627
250,000	FirstBank Puerto Rico	1.9500	10/13/2020	246,090
1,000,000	Goldman Sachs Bank USA/New York NY	2.2500	12/9/2020	990,046
1,000,000	Goldman Sachs Bank USA/New York NY	2.0500	1/13/2020	993,352
1,000,000	HSBC Bank USA NA	1.2500	2/8/2021	1,001,271
1,000,000	JPMorgan Chase Bank NA	1.5000	2/10/2021	987,859
500,000	Merrick Bank Corp/South Jordan UT	1.9000	10/30/2020	491,350
1,000,000	Morgan Stanley Bank NA	2.3000	1/11/2021	991,600
500,000	MountainOne Bank	2.4000	2/16/2021	496,919
1,000,000	Sallie Mae Bank	2.1500	1/20/2021	987,413
1,000,000	State Bank of India/Chicago IL	2.1500	12/16/2019	993,232
1,000,000	UBS Bank USA	1.6500	6/7/2021	967,866
1,000,000	WebBank	1.2000	2/26/2019	992,742
1,000,000	Wells Fargo Bank NA	1.5000	12/17/2018	998,213
1,000,000	World's Foremost Bank	1.7000	6/9/2021	967,826
				21,262,656
	DIVERSIFIED FINANCIAL SERVICES - 0.5%
500,000	Capital One Bank USA NA	1.9500	9/28/2020	492,372

	SAVINGS & LOANS - 0.2%
250,000	Third Federal Savings & Loan Association of Cleveland	1.9500	10/27/2020	246,024

	TOTAL CERTIFICATE OF DEPOSIT (Cost - $24,249,788)			23,997,872

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018
Shares		Value
	EXCHANGE TRADED FUNDS - 20.5%
	DEBT FUNDS - 20.0%
24,200	Guggenheim BulletShares 2018 Corporate Bond ETF	$511,346
268,200	Guggenheim BulletShares 2019 Corporate Bond ETF	5,626,836
364,400	Guggenheim BulletShares 2020 Corporate Bond ETF	7,674,264
270,500	Guggenheim BulletShares 2021 Corporate Bond ETF	5,631,810
10,200	Guggenheim Ultra Short Duration ETF	512,346
16,900	SPDR Portfolio Short Term Corporate Bond ETF	510,380
		20,466,982
	EQUITY FUND - 0.5%
2,900	Powershares QQQ Trust Series 1	464,377

	TOTAL EXCHANGE TRADED FUNDS (Cost - $21,106,349)	20,931,359

	SHORT-TERM INVESTMENTS - 6.7%
	MONEY MARKET FUNDS - 6.7%
3,417,636	Fidelity Investments Money Market Funds - Government Portfolio - Class I 1.49% (a)	3,417,636
3,417,636	First American Government Obligations Fund - Class Z 1.51% (a)	3,417,636
	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,835,272)	6,835,272

	TOTAL INVESTMENTS - 94.1% (Cost - $96,985,731) (b)	$96,067,280
	OTHER ASSETS LESS LIABILITIES - 5.9%	6,045,238
	NET ASSETS - 100.0%	$102,112,518

ETF	Exchange Traded Fund
(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2018.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $96,993,611 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$15,905
	Unrealized Depreciation:	(942,236)
	Net Unrealized Depreciation:	$ (926,331)

	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS
No. of Contracts	Name	Expiration	Notional Value at March 31, 2018	Unrealized Depreciation (1)
770	Nasdaq 100 E-Mini Future	June-18	$101,547,600	$(8,571,503)

	(1) Amount subject to equity risk exposure.

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

The following is a summary of significant accounting policies followed by each Fund in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having sixty days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results

Fair Valuation Process – As noted above, the team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source) and (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to eacha Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – Unadjusted Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018
Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change

The Funds utilizes various methods to measure the fair value of all of its their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2018 for each Fund’s assets and liabilities measured at fair value:

Quantified Managed Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 16,220,394	$ -	$ -	$ 16,220,394
Exchange Traded Funds	62,338,260	-	-	62,338,260
Short-Term Investments	4,667,483	-	-	4,667,483
Total	$ 83,226,137	$ -	$ -	$ 83,226,137
Derivatives
Futures Contracts	$ 138,719	$ -	$ -	$ 138,719

Quantified All-Cap Equity Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 8,870,980	$ -	$ -	$ 8,870,980
Exchange Traded Funds	1,687,485	-	-	1,687,485
Short-Term Investments	479,920	-	-	479,920
Total	$ 11,038,385	$ -	$ -	$11,038,385
Liabilities
Derivatives
Futures Contracts	$ (1,837)	$ -	$ -	$ (1,837)

Quantified Market Leaders Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$ 52,266,202	$ -	$ -	$ 52,266,202
Short-Term Investments	340,305	-	-	340,305
Total	$ 52,606,507	$ -	$ -	$ 52,606,507
Derivatives
Swaps	$ -	$ 361,057	$ -	$ 361,057

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Quantified Alternative Investment Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Open-Ended Mutual Funds	$ 721,710	$ -	$ -	$ 721,710
Exchange Traded Funds	6,748,061	-	-	6,748,061
Short-Term Investments	2,458,693	-	-	2,458,693
Total	$ 9,928,464	$ -	$ -	$ 9,928,464
Liabilities
Derivatives
Futures Contracts	$ (12,925)		$ -	$ (12,925)

Quantified STF Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$ -	$ 44,302,777	$ -	$ 44,302,777
Certificate of Deposit	-	23,997,872	-	23,997,872
Exchange Traded Funds	20,931,359	-	-	20,931,359
Short-Term Investments	6,835,272	-	-	6,835,272
Total	$ 27,766,631	$ 68,300,649	$ -	$ 96,067,280
Liabilities
Derivatives
Futures Contracts	$ (8,571,503)	$ -	$ -	$ (8,571,503)

* Refer to the Portfolio of Investment for industry classification.
The Fund's did not hold any Level 3 securities during the period.
There were no significant transfers into or out of Level 1 and 2 during the current period presented. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Futures Contracts – Each Fund may be subject to the change in value of equity and interest rate risk in the normal course of pursuing its investment objective. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and each Fund’s basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, each Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. All futures contracts are subject to equity risk.

Risks of Futures Contracts – The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of futures contracts and movements in the price of the underlying securities or index; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for futures contracts.

The notional value of the derivative instruments outstanding as of March 31, 2018 as disclosed in each Fund's Portfolio of Investments serve as indicators of the volume of derivative activity for each Fund.

Exchange Traded Funds – Each Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Funds (“ETFs”), Mutual Fund and Exchange Traded Notes (“ETNs”) Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Swap Contracts - Each Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal coure of pursuing its investment objective. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differntials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by the Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

A Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Fund will typically enter into equity swap agreements in instances where the Advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. Open swaps contracts are subject to equity risk.

A Fund collateralizes swap agreements with cash and certain securities if indicated on the Portfolio of Investments of the Fund, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. The Fund does not net collateral. In the event of a default by the counterparty, the Fund will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Fund are regularly collateralized either directly with the Fund or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. The Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements.

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES -The Quantified Market Leaders Fund currently invest a portion of its assets in the iShares Russell 1000 Growth ETF ("iShares"). The Fund may redeem its investments from iShares at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Quantified Market Leaders Fund may be directly affected by iShares. The financial statements of iShares, including the portfolio of investments, can be found at the the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2018 the percentage of the Quantified Market Leaders Fund's net assets invested in iShares was 31.5%.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 5/29/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 5/29/18

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer/Principal Financial Officer

Date 5/29/18